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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Anton V. Schutz
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY 14618
                 -------------------------------

                 -------------------------------

Form 13F File Number:    First-time Filer
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    N/A
         -------------------------------
Title:
         -------------------------------
Phone:   (585) 770-1770
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Anton V. Schutz                Rochester, NY       8/14/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-10662                    Mendon Capital Advisors Corp.
       ---------------          ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 35
                                        --------------------

Form 13F Information Table Value Total: 2,281.6
                                        --------------------
                                            (thousands)


List of Other Included Managers:   NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------

BSB BANCORP                    COM         0557h108      63.7      5000              SH-DEFINED                  0
BANCORP SOUTH                  COM         059692103       36      2500              SH-DEFINED                  0
BOSTON PRIVATE                 COM         101119105       67      7500              SH-DEFINED                  0
BRIDGE CAPITAL                 COM         108030107       88      5461              SH-DEFINED                  0
CVB FINANCIAL                  COM         126600105     69.9      6000              SH-DEFINED                  0
CALIFORNIA UNITED              COM         130781107       32      3000              SH-DEFINED                  0
CAPE BANCORP                   COM         139209100       50      6000              SH-DEFINED                  0
CENTERSTATES FINANCIAL         COM         15201p109       29      4000              SH-DEFINED                  0
COBIZ FINANCIAL                COM         190897108       63     10000              SH-DEFINED                  0
COMERICA                       COM         200340107       92      3000              SH-DEFINED                  0
FIRST MIDWEST                  COM         320867104       66      6000              SH-DEFINED                  0
FIRST UNITED BANCORP           COM         33740n105       62     10000              SH-DEFINED                  0
FOX CHASE BANCORP              COM         35137t108       58      4000              SH-DEFINED                  0
FRANKLIN FINANCIAL             COM         35353c102       41      2500              SH-DEFINED                  0
HERITAGE OAKS BANCORP          COM         42724r107      111     20000              SH-DEFINED                  0
MB FINANCIAL                   COM         55264u108       65      3000              SH-DEFINED                  0
NAUGATUCK VALLEY               COM         63906p107       39      5000              SH-DEFINED                  0
NEW ENGLAND BANCSHARES         COM         643863202      141     10500              SH-DEFINED                  0
NEW YORK COMMUNITY             COM         649445103       88      7000              SH-DEFINED                  0
NEWPORT BANCORP                COM         651754103       35      2600              SH-DEFINED                  0
OBA FINANCIAL                  COM         67424g101       45      3000              SH-DEFINED                  0
OMNI AMERICAN BANCORP          COM         68216r107       64      3000              SH-DEFINED                  0
PACWEST BANCORP                COM         295263103      142      6000              SH-DEFINED                  0
PEAPACK GLADSTONE              COM         704699107       31      2000              SH-DEFINED                  0
PEOPLES UNITED BANCORP         COM         712704105       70      6000              SH-DEFINED                  0
PEOPLES FEDERAL                COM         711037101       67      4000              SH-DEFINED                  0
SEACOAST BANKING               COM         811707306      119     80000              SH-DEFINED                  0
STERLING BANK NY               COM         859158107       50      5000              SH-DEFINED                  0
SUFFOLK BANCORP                COM         864739107       34      2600              SH-DEFINED                  0
SUSQUEHANNA BANCSHARES         COM         869099101       37      3600              SH-DEFINED                  0
TEXAS CAPITAL BANCSHARES       COM         88224q107       61      1500              SH-DEFINED                  0
UNITED FINANCIAL BANCORP       COM         91030t109       72      5000              SH-DEFINED                  0
VIEWPOINT FINANCIAL            COM         92672a101       78      5000              SH-DEFINED                  0
WEST COAST BANCORP             COM         952145209       59      3000              SH-DEFINED                  0
WESTERN ALLIANCE BANCORP       COM         957638109       56      6000              SH-DEFINED                  0
